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SEC FILE NUMBER 000-51959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

(Check one):	☒ Form 10-K  Form 20-F  Form 11-K  Form 10-Q  Form 10-D  Form N-SAR  Form N-CSR
NOTIFICATION OF LATE FILING

For Period Ended: December 31, 2008
	Transition Report on Form 10-K
	Transition Report on Form 20-F
	Transition Report on Form 11-K
	Transition Report on Form 10-Q
	Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION
Rockies Region Private Limited Partnership
Full Name of Registrant

Former Name if Applicable

1775 Sherman Street, Suite 3000
Address of Principal Executive Office (Street and Number)

Denver, CO 80203
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
(b)
The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or subject distribution report on Form 10-D, or  portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE
We determined that we were unable to file our Form 10-K for the year ended December 31, 2008 by the March 31, 2009 due date or by the April 15, 2009 extension date.

We are not able to file a timely Form 10-K for the year ended December 31, 2008, because we have not completed the closing process of our books and records necessary to prepare the required financial statements for previous reporting periods.

In the course of preparing its financial statements for the year ended December 31, 2006, Petroleum Development Corporation (“PDC”), the Managing General Partner, identified accounting errors in its previously issued financial statements.  Since July 2007, PDC has undertaken an evaluation to determine whether previously issued financial statements for various limited partnerships subject to SEC requirements, which PDC serves as the Managing General Partner, required restatement.  On January 20, 2009, we filed a Form 8-K stating that the unaudited condensed financial statements for the quarter ended June 30, 2006 should no longer be relied upon and were being restated.  Our current plan is to file a single comprehensive Form 10-K containing information for all periods through December 31, 2007 as soon as practicable.  Following this filing, our plan is to make additional filings for all periods through March 31, 2009 to be in full compliance with our periodic reporting requirements by May 31, 2009.

Because of the matters discussed above, management expects to have material weaknesses in its internal controls over financial reporting.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Darwin L. Stump Chief Accounting Officer Petroleum Development Corporation, Managing General Partner	304	842-3597
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If answer is no, identify report(s).          Yes    No ☒

Additionally, we filed Forms 10-Q for the interim periods ended March 31, 2006 and June 30, 2006.  On January 20, 2009, we filed a Form 8-K stating that the unaudited condensed financial statements for the quarter ended June 30, 2006 should no longer be relied upon and were being restated.

Form 10-Q for the quarter ended June 30, 2006 (filing subsequently withdrawn)
Form 10-Q for the quarter ended September 30, 2006
Form 10-K for the year ended December 31, 2006
Form 10-Q for the quarter ended March 31, 2007
Form 10-Q for the quarter ended June 30, 2007
Form 10-Q for the quarter ended September 30, 2007
Form 10-K for the year ended December 31, 2007
Form 10-Q for the quarter ended March 31, 2008
Form 10-Q for the quarter ended June 30, 2008
Form 10-Q for the quarter ended September 30, 2008
Form 10-K for the year ended December 31, 2008

On September 8, 2006, we filed with the SEC our 2005 Form 10-K, including interim periods ended June 30, 2005 and September 30, 2005.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?           Yes ☒  No 

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

 We cannot comment on the results of our operations for the years ended December 31, 2008 and 2007.  However, it should be noted that oil and gas production commenced during the quarter ended March 31, 2006.  Production volumes peaked during the quarter ended September 30, 2006 and have decreased each succeeding quarter.  Average oil and gas prices have declined steadily each quarter from March 31, 2006 through September 30, 2007 and increased during the fourth quarter of 2007 through July 2008.  Prices experienced a steep decline through the last two quarters of 2008.  The following table identifies significant production information for the Partnership ($ in thousands except per Mcfe amounts):

				Per Mcfe
Year Ended		Oil & Gas	Production	Average	Production
December 31:	Mmcfe	Sales*	Costs	Price*	Costs
2008	1,144.7	$9,902	$2,344	$8.65	$2.05
2007	1,668.9	10,351	2,145	6.20	1.29

Note: Amounts are based on internal unaudited information. *Excluding the impact of derivative instruments.

Rockies Region Private Limited Partnership
_____________________________
(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 2, 2009	By	/s/ Gysle R. Shellum
Gysle R. Shellum, Chief Financial Officer of Petroleum Development Corporation